Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Intangible Assets (Detail)	Dec. 31, 2024
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	2 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	15 years
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	5 years
Trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	3 years
Trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	15 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	5 years
Domain Names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	4 years
Domain Names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	10 years
Database [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	5 years
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	1 year 9 months